SUPPLEMENT TO THE PROSPECTUSES, SUMMARY PROSPECTUSES

andSTATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ALTERNATIVE FUNDS

Wells Fargo Alternative Strategies Fund

(the “Fund”)

Effective on or about November 23, 2017 (or such earlier date as may be agreed to by the parties), Pine River Capital Management L.P. (“Pine River”) will no longer be listed as a sub-adviser to the Fund.  At that time, all references to Pine River in the Fund’s prospectuses, summary prospectuses and Statement of Additional Information are hereby removed.

September 26, 2017                                                                                                  ALR09/P701SP2